Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	TOP IMAGE SYSTEMS LTD
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	11,641,758
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No